Tax and social security obligations (Tables)	12 Months Ended
Dec. 31, 2020
Tax and Social Security Obligations [Abstract]
Summary of Tax and Social Security Obligations

	2020	2019

Income Tax (IRPJ and CSLL)	261,490	264,258
Contributions over revenue (PIS and COFINS)	46,136	34,247
Taxes on services (ISS)	23,729	18,141
Contributions for Social Security (INSS)	65,540	7,712
Others	38,954	20,973
Total	435,849	345,331
Current	435,849	345,331
Non-current	—	—